Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events

7. Subsequent Events

On April 18, 2017, the Company, Merger Sub and Alpine entered into the Merger Agreement pursuant to which, among other matters, and subject to the satisfaction or waiver of the conditions set forth in the Merger Agreement, Merger Sub will merge with and into Alpine, with Alpine continuing as a wholly owned subsidiary of Nivalis and the surviving corporation of the Merger. The Merger is intended to qualify for federal income tax purposes as a tax-free reorganization under the provisions of Section 368(a) of the Internal Revenue Code of 1986, as amended.

Subject to the terms and conditions of the Merger Agreement, at the closing of the Merger, each outstanding share of Alpine capital stock will be converted into the right to receive shares of Nivalis common stock (subject to the payment of cash in lieu of fractional shares and after giving effect to a reverse stock split of Nivalis common stock if determined necessary or appropriate by Nivalis, Alpine and Merger Sub) such that, immediately following the effective time of the Merger, current Nivalis stockholders are expected to own approximately 26% of the outstanding capital stock of Nivalis on a fully diluted basis, and current Alpine stockholders are expected to own approximately 74% of the outstanding capital stock of Nivalis on a fully diluted basis.

Prior to the execution and delivery of the Merger Agreement, and as a condition of the willingness of Nivalis to enter into the Merger Agreement, certain existing stockholders of Alpine have entered into agreements with Alpine pursuant to which such stockholders have agreed, subject to the terms and conditions of such agreements, to purchase prior to the consummation of the Merger shares of Alpine’s capital stock for an aggregate purchase price of approximately $17 million. The consummation of the transactions contemplated by such agreements is conditioned upon the satisfaction or waiver of the conditions set forth in the Merger Agreement.

Consummation of the Merger is subject to certain closing conditions, including, among other things, approval by the stockholders of Nivalis and Alpine, and satisfaction of minimum net cash thresholds by each of Nivalis and Alpine. In accordance with the terms of the Merger Agreement, (i) certain executive officers, directors and stockholders of Alpine (solely in their respective capacities as Alpine stockholders) have entered into support agreements with Nivalis to vote all of their shares of Alpine capital stock in favor of adoption of the Merger Agreement (the “Alpine Support Agreements”) and (ii) certain executive officers, directors and stockholders of Nivalis (solely in their respective capacities as Nivalis stockholders) have entered into support agreements with Alpine to vote all of their shares of Nivalis common stock in favor of approval of the Merger Agreement (the “Nivalis Support Agreements,” together with the Alpine Support Agreements, the “Support Agreements”). The Support Agreements include covenants with respect to the voting of such shares in favor of approving the transactions contemplated by the Merger Agreement and against any competing acquisition proposals and, other than the Nivalis Support Agreement delivered by The Estate of Arnold H. Snider, III, place certain restrictions on the transfer of the shares of Nivalis and Alpine held by the respective signatories thereto. The Support Agreements to be executed by certain stockholders of Nivalis affiliated with Deerfield Management Company, L.P. (the “Deerfield Signatories”) contain certain exceptions to the transfer of the shares of Nivalis held by the respective signatories thereto.

The Merger Agreement contains certain termination rights for both Nivalis and Alpine, and further provides that, upon termination of the Merger Agreement under specified circumstances, either party may be required to pay the other party a termination fee of $2,500,000, or in some circumstances reimburse the other party’s expenses up to a maximum of $1,000,000.

At the effective time of the Merger, the Board of Directors of Nivalis is expected to consist of seven members, four of whom will be designated by Alpine, two of whom will be designated by Nivalis and one of whom will be an independent director designated by a majority of the other members of the Nivalis Board of Directors.

13. Subsequent Events

In January 2017, following the failure of a Phase 2 trial of cavosonstat in patients with CF to meet its primary endpoint, the Company initiated a process to explore and review a range of strategic alternatives focused on maximizing stockholder value from its clinical assets and cash resources. As a result, the Company ceased its research activities and further development of cavosonstat and its other GSNOR inhibitors and began implementation of a workforce reduction of 25 positions to better align its workforce to its revised operating plan. The workforce reduction will be substantially completed during the first quarter of 2017, at which time the Company expects to have approximately five remaining employees. Cash payments in connection with the workforce reduction, comprised principally of severance and benefits continuation costs, are estimated to be approximately $3.0 million and expected to be paid during the first half of 2017.

In addition to severance payments, all unvested stock options held by employees affected by the workforce reduction were 100% vested and a portion of unvested RSUs held by one employee vested. As a result, the Company expects to record in the first quarter of 2017 approximately $2.3 million of stock-based compensation expense related to this accelerated vesting.

The Company has not incurred, nor does it expect to incur, significant cancellation charges with its vendors as a result of winding down research and development activities.